Dividends	12 Months Ended
Dec. 31, 2018
Dividends
Dividends

25. Dividends

	Year ended December 31,
	2018	2017	2016
	$'m	$'m	$'m
Cash dividends on common shares declared and paid:
Interim dividend for 2018: $0.14 per share (2017: $0.33 per share)	(33)	(67)	—
Interim dividend for 2018: $0.14 per share (2017: $0.14 per share)	(33)	(33)	—
Interim dividend for 2018: $0.14 per share (2017: $0.14 per share)	(33)	(32)	(304)
Interim dividend for 2018: $0.14 per share (2017: $0.14 per share)	(33)	(33)	—
	(132)	(165)	(304)

•	On February 8, 2018, the Company declared a cash dividend of $0.14 per common share. The dividend of $33 million was paid on March 13, 2018 to shareholders of record on February 27, 2018.
•	On April 26, 2018, the Company declared a cash dividend of $0.14 per common share. The dividend of $33 million was paid on May 31, 2018 to shareholders of record on May 17, 2018.
•	On July 26, 2018 the Company declared a cash dividend of $0.14 per common share. The dividend of $33 million was paid on August 31, 2018 to shareholders of record on August 17, 2018.
•	On October 25, 2018 the Company declared a cash dividend of $0.14 per common share. The dividend of $33 million was paid on November 30, 2018 to shareholders of record on November 16, 2018.